Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Maturity of Financial Assets

The following table provides breakdown by maturity of financial assets as at June 30, 2025:

	Carrying amount	Contractual cash flows
		Remaining 2025	2026	2027	2028	2029	Thereafter
Cash and cash equivalents	$547,386	$547,386	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	45,616	45,616	—	—	—	—	—
Deferred receivables	19,041	2,940	13,009	708	590	532	1,262
Other financial assets	1,529	411	—	—	—	—	1,118
	$613,572	$596,353	$13,009	$708	$590	$532	$2,380

Schedule of Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities as at June 30, 2025 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	Remaining 2025	2026	2027	2028	2029	Thereafter
Trade and other payables	$89,990	$89,990	$89,990	$—	$—	$—	$—	$—
Customer and other deposits	1,317	1,317	562	467	—	—	—	288
Satellite performance incentive payments	13,105	15,712	1,683	3,407	2,603	2,488	2,488	3,043
Derivative liabilities	663,844	663,844	—	—	—	—	—	663,844
Other financial liabilities	2,374	2,374	2,374	—	—	—	—	—
Indebtedness(1)	3,288,122	7,266,119	175,937	2,512,122	622,378	228,562	502,662	3,224,458
	$4,058,752	$8,039,356	$270,546	$2,515,996	$624,981	$231,050	$505,150	$3,891,633

(1)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.

Schedule of Interest Payable and Interest Payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$38	$2,645
Indebtedness	$18,869	$1,806,376

Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy
As at June 30, 2025	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$547,386	$—	$547,386	Level 1
Trade and other receivables	50,854	—	50,854	(1)
Other current financial assets	411	—	411	Level 1
Other long-term financial assets	14,921	—	14,921	Level 1
Trade and other payables	(89,990)	—	(89,990)	(1)
Other current financial liabilities	(24,333)	—	(24,428)	Level 2
Other long-term financial liabilities	(11,332)	(663,844)	(674,920)	Level 2, Level 3
Indebtedness(2)	(3,269,253)	—	(1,955,935)	Level 2
	$(2,781,336)	$(663,844)	$(2,131,701)
As at December 31, 2024	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$552,064	$—	$552,064	Level 1
Trade and other receivables	158,930	—	158,930	(1)
Other current financial assets	565	—	565	Level 1
Other long-term financial assets	9,767	—	9,767	Level 1
Trade and other payables	(158,276)	—	(158,276)	(1)
Other current financial liabilities	(26,483)	—	(26,272)	Level 2
Other long-term financial liabilities	(13,421)	(617,135)	(630,962)	Level 2, Level 3
Indebtedness(2)	(3,098,058)	—	(1,688,023)	Level 2
	$(2,574,912)	$(617,135)	$(1,782,207)

(1)      Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.

(2)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment (December 31, 2024 — excludes deferred financing costs, prepayment options and loss on prepayment).

Schedule of Calculation of Fair Value of the Indebtedness	The rates used, which are a percentage of face value of the indebtedness, were as follows:
	June 30, 2025	December 31, 2024
Term Loan B – U.S. Facility – Senior Secured Credit Facilities	60.00%	55.88%
2027 Senior Unsecured Notes	38.90%	40.66%
2027 Senior Secured Notes	58.80%	56.10%
2026 Senior Secured Notes	60.18%	56.72%

Schedule of Telesat Financing Warrants

For the six-months ended June 30, 2025, the value of the Telesat Financing Warrants was as follows:

	Government of Canada	Government of Quebec	Total
As at December 31, 2024	$519,948	$97,187	$617,135
Change in fair value	39,312	7,348	46,660
Impact of foreign exchange	41	8	49
As at June 30, 2025	$559,301	$104,543	$663,844